                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zevenbergen Capital, Inc.
Address: 601 Union Street, #4600
         Seattle, WA  98101

13F File Number:  28-2967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kimberly Eickerman
Title:    Compliance Officer
Phone:    206-628-8469
Signature, Place, and Date of Signing:

       Kimberly Eickerman	Seattle, Washington     January 25, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   $1,484,811



List of Other Included Managers:

 No.  13F File Number     Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advent Software, Inc.          COM              007974108    27437   684850 SH       SOLE                   502550            182300
America Online, Inc.           COM              02364J104      476    13670 SH       SOLE                     8870              4800
American Express Co.           COM              025816109      275     5000 SH       SOLE                     5000
American Tower Corp. CL A      COM              029912201     2148    56700 SH       SOLE                    56700
Amgen, Inc.                    COM              031162100      217     3400 SH       SOLE                     3400
Applied Micro Circuits         COM              03822W109    82403  1098025 SH       SOLE                   853450            244575
Avanex Corp.                   COM              05348W109     3892    65350 SH       SOLE                    54550             10800
Avici Systems, Inc.            COM              05367L109     1546    62800 SH       SOLE                    62800
Biogen, Inc.                   COM              090597105      255     4250 SH       SOLE                     2750              1500
BlackRock, Inc.                COM              09247X101     9557   227550 SH       SOLE                   184800             42750
Bristol-Myers Squibb           COM              110122108      584     7900 SH       SOLE                     7900
Broadcom Corp.- CL A           COM              111320107    18165   216250 SH       SOLE                   154425             61825
Capital One Financial          COM              14040H105    23332   354525 SH       SOLE                   246900            107625
Cardinal Health, Inc.          COM              14149Y108    18132   182000 SH       SOLE                   125175             56825
Charter Communications, Inc.   COM              16117M107     6359   280300 SH       SOLE                   255700             24600
Cisco Systems, Inc.            COM              17275R102    21001   549050 SH       SOLE                   367700            181350
Clear Channel Comm.            COM              184502102    17467   360604 SH       SOLE                   259405            101199
Colt Telecom Group             COM              196877104    33370   380290 SH       SOLE                   243850            136440
Comcast Corp. - Special        COM              200300200    36661   878100 SH       SOLE                   623850            254250
Corning, Inc.                  COM              219350105     3095    58600 SH       SOLE                    47900             10700
Cox Radio, Inc.                COM              224051102     2762   122400 SH       SOLE                   122400
Cytyc Corp.                    COM              232946103     8509   136000 SH       SOLE                   108000             28000
Eaton Vance Corp.              COM              278265103     5221   161900 SH       SOLE                   156900              5000
Estee Lauder Cos.              COM              518439104    40752   930150 SH       SOLE                   656450            273700
Extreme Networks, Inc.         COM              30226D106    38218   976825 SH       SOLE                   770575            206250
Flextronics Intl. Ltd.         COM              Y2573F102    42466  1490050 SH       SOLE                  1175650            314400
Gemstar-TV Guide Int'l         COM              36866W106     3460    75015 SH       SOLE                    63458             11557
General Electric Co.           COM              369604103     2310    48190 SH       SOLE                    42190              6000
Gilead Sciences Inc.           COM              375558103    23959   288885 SH       SOLE                   210875             78010
Global Crossing, LTD           COM              G3921A100      963    67300 SH       SOLE                    56600             10700
Highwoods Properties, Inc.     COM              431284108     1159    46608 SH       SOLE                    46608
Human Genome Sciences          COM              444903108     1657    23900 SH       SOLE                    22900              1000
ImClone Systems, Inc.          COM              45245W109    16814   382125 SH       SOLE                   294475             87650
Immunex Corp.                  COM              452528102    63625  1566163 SH       SOLE                  1185150            381013
InKine Pharmaceutical Co., Inc COM              457214104      996   135100 SH       SOLE                   135100
Infospace.com, Inc.            COM              45678T102    16660  1883850 SH       SOLE                  1585700            298150
Integrated Device Tech.        COM              458118106    29020   876075 SH       SOLE                   664025            212050
Intel Corp.                    COM              458140100      418    13900 SH       SOLE                     7600              6300
JDS Uniphase Corp.             COM              46612J101    18976   455185 SH       SOLE                   318535            136650
Juniper Networks, Inc.         COM              48203R104    23309   184900 SH       SOLE                   126950             57950
Kroger Co.                     COM              501044101      514    19000 SH       SOLE                    19000
Leap Wireless                  COM              521863100     4750   190000 SH       SOLE                   165175             24825
Legg Mason, Inc.               COM              524901105      468     8578 SH       SOLE                     8578
Liberty Media Group -A         COM              001957208    39723  2928848 SH       SOLE                  2083076            845772
Marvell Tech. Group            COM              G5876H105     2705   123300 SH       SOLE                   113500              9800
Medimmune, Inc.                COM              584699102    53682  1125700 SH       SOLE                   878850            246850
Metromedia Fiber Network       COM              591689104    12981  1282100 SH       SOLE                   890700            391400
Microsoft Corp.                COM              594918104    33973   783240 SH       SOLE                   539397            243843
Minimed, Inc.                  COM              60365K108    42325  1007000 SH       SOLE                   794800            212200
Myriad Genetics, Inc.          COM              62855J104     3951    47750 SH       SOLE                    41850              5900
Neose Technologies, Inc.       COM              640522108      541    16400 SH       SOLE                    16400
Newport Corp.                  COM              651824104     8112   103200 SH       SOLE                    90800             12400
Nextel Communications          COM              65332V103    15825   639400 SH       SOLE                   461300            178100
Nokia Corp.-ADR A              COM              654902204      257     5900 SH       SOLE                     5900
Northern Trust Corp.           COM              665859104    18490   226700 SH       SOLE                   156000             70700
ONI Systems Corp.              COM              68273F103     4724   119400 SH       SOLE                   113000              6400
Omnicom Group                  COM              681919106      207     2500 SH       SOLE                     2000               500
Paychex, Inc.                  COM              704326107    14421   296574 SH       SOLE                   208324             88250
Pfizer, Inc.                   COM              717081103    41998   913000 SH       SOLE                   631350            281650
Plexus Corp.                   COM              729132100    36210  1191475 SH       SOLE                   979300            212175
Power-One, Inc.                COM              739308104    31406   798880 SH       SOLE                   646850            152030
Qualcomm, Inc.                 COM              747525103   108369  1318556 SH       SOLE                   967170            351386
Qwest Communications           COM              749121109    54805  1340800 SH       SOLE                   943750            397050
SDL, Inc.                      COM              784076101    36553   246665 SH       SOLE                   197300             49365
Schering-Plough                COM              806605101      204     3600 SH       SOLE                     3600
Solectron Corp.                COM              834182107    62820  1853084 SH       SOLE                  1297850            555234
Sprint PCS Group               COM              852061506    28526  1395750 SH       SOLE                  1036850            358900
Starbucks Corp.                COM              855244109      443    10000 SH       SOLE                    10000
Sycamore Networks              COM              871206108     7595   203900 SH       SOLE                   139700             64200
Tektronix, Inc.                COM              879131100    23523   698275 SH       SOLE                   522825            175450
Time Warner Telecom            COM              887319101     5462    86100 SH       SOLE                    83400              2700
Time Warner, Inc.              COM              887315109    12854   246050 SH       SOLE                   179350             66700
TranSwitch Corporation         COM              894065101     3302    84400 SH       SOLE                    81200              3200
Turnstone Systems, Inc.        COM              900423104     3321   446500 SH       SOLE                   435900             10600
Viasat, Inc.                   COM              92552v100     5229   398400 SH       SOLE                   355500             42900
Vitesse Semiconductor          COM              928497106    56834  1027500 SH       SOLE                   825800            201700
Vodafone Group Plc             COM              92857W100      281     7850 SH       SOLE                     6350              1500
VoiceStream Wireless           COM              928615103     2108    20950 SH       SOLE                    11500              9450
Western Wireless Corp.         COM              95988E204    16051   409600 SH       SOLE                   322350             87250
Whole Foods Market, Inc.       COM              966837106     4377    71600 SH       SOLE                    63000              8600
XO Communications, Inc.        COM              983764101    32846  1844000 SH       SOLE                  1446200            397800
Zoll Medical Corp.             COM              989922109     4419   126025 SH       SOLE                   108550             17475